Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of cash and cash equivalents
Cash at bank	$ 115,524		$ 136,430
Deposits at call	432		451
Cash and cash equivalents	115,956	$ 108,123	$ 136,881	$ 129,328
Loss for the period	(22,645)	(24,544)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,093	1,005
Foreign exchange (gains)/losses	122	(113)
Finance costs	2,733	2,534
Remeasurement of borrowing arrangements	(480)	(1,023)
Remeasurement of contingent consideration	(280)	(15,107)
Equity settled share-based payment	1,076	4,881
Deferred tax benefit	(62)	(730)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(1,080)	(869)
Decrease/(increase) in prepayments	1,843	795
Increase/(decrease) in trade creditors and accruals	(3,016)	3,601
Increase/(decrease) in provisions	1,090	1,403
Net cash (outflows) in operating activities	$ (19,606)	$ (28,167)